Inventories (Tables)	12 Months Ended
Sep. 27, 2013
Inventory, Net [Abstract]
Schedule of Inventories
At the end of fiscal 2013 and 2012, inventories were comprised of:

(Dollars in Millions)	2013	2012
Purchased materials and manufactured parts	$289	$359
Work in process	169	355
Finished goods	894	1,058
Inventories	$1,352	$1,772